EXHIBIT 99.2

SBA Tower Trust
Secured Tower Revenue Securities, Series 2016-1
Sample Site, Sample Tenant Lease and Sample Ground Lease
Agreed‑Upon Procedures

Report To:
SBA Communications Corporation
SBA Tower Trust
Barclays Capital Inc.
Wells Fargo Securities, LLC
Deutsche Bank Securities Inc.
J.P. Morgan Securities LLC
Mizuho Securities USA Inc.
TD Securities (USA) LLC

13 June 2016

Report of Independent Accountants on Applying Agreed‑Upon Procedures

SBA Communications Corporation SBA Tower Trust 8051 Congress Avenue Boca Raton, FL 33487	J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179

Barclays Capital Inc. 745 Seventh Avenue New York, New York 10019	Mizuho Securities USA Inc. 320 Park Avenue, 12th Floor New York, New York 10022

Wells Fargo Securities, LLC 550 South Tryon Street Charlotte, North Carolina 28202	TD Securities (USA) LLC 31 West 52nd Street, 19th Floor New York, New York 10019

Deutsche Bank Securities Inc. 60 Wall Street New York, New York 10005

Re:            SBA Tower Trust (the “Tower Trust”)
Secured Tower Revenue Securities, Series 2016‑1 (the “Notes”)
Sample Site, Sample Tenant Lease and Sample Ground Lease Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist the Tower Trust in evaluating the accuracy of certain information with respect to the Sites, Ground Leases and Tenant Leases (all as defined herein) securing a mortgage loan (the “Mortgage Loan”) relating to the SBA Tower Trust Secured Tower Revenue Securities, Series 2016‑1 securitization transaction.  This agreed‑upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, SBA Communications Corporation (“SBA”), on behalf of the Tower Trust, provided us with:
a.
An electronic data file labeled “Official Securitization Report_THIRD PARTY DISTRIBUTION (E&Y).xlsx” and the corresponding record layout and decode information (the “Sources Data File”) that SBA, on behalf of the Tower Trust, indicated contains information related to:

i.	Certain wireless communication sites (the “Sites”),
ii.	Ground leases related to certain Sites (the “Ground Leases”) and
iii.	One or more tenant leases related to each of the Sites (the “Tenant Leases”)
as of the close of business on 31 May 2016 (the “Cut‑off Date”),
b.
An electronic data file labeled “Official Securitization Report_THIRD PARTY DISTRIBUTION (E&Y 6.7.2016).xlsx” and the corresponding record layout and decode information (the “Recalculations Data File,” together with the Sources Data File, the “Provided Data Files”) that SBA, on behalf of the Tower Trust, indicated contains certain updated information related to the Sites, Ground Leases and Tenant Leases, as applicable, all as of the close of business on the Cut‑off Date,

c.	Imaged copies of the:
i.
Ground lease agreement, ground lease amendment, easement agreement, easement addendum, ground lease estoppel, ground rent adjustment and/or ground lease correspondence (collectively, the “Ground Lease Source Documents”),

ii.	Deed, bill of sale and/or perpetual easement agreement (collectively, the “Owned and Perpetual Easement Source Documents”) and
iii.
Tenant lease agreement, tenant lease amendment, tenant renewal, tenant estoppel, notice of construction complete, master lease agreement, master lease agreement amendment, omnibus agreement, omnibus agreement amendment, tenant rent commencement letter, rent start date approval form, tenant installation notice, tenant name change form, tenant lease correspondence, tenant termination request, purchase order and/or supplemental lease agreement (collectively, the “Tenant Lease Source Documents”)

relating to each Sample Ground Lease (as defined in Attachment A) and Sample Tenant Lease (as defined herein), as applicable,
d.	An electronic copy of SBA’s general ledger (the “General Ledger”) as of 31 March 2016,
e.
Access to SBA’s property management system (the “PM Database,” together with the Ground Lease Source Documents, Owned and Perpetual Easement Source Documents, Tenant Lease Source Documents and General Ledger, the “Sources”),

f.
A schedule (the “Commencement Date Schedule”) that SBA, on behalf of the Tower Trust, indicated contains Ground Lease and Tenant Lease commencement date information for certain Sample Ground Leases and Sample Tenant Leases,

g.
A listing that SBA, on behalf of the Tower Trust, indicated contains additional Ground Lease and Tenant Lease commencement dates with respect to certain Sample Ground Leases and Sample Tenant Leases that supersede the information on the Commencement Date Schedule (the “Additional Commencement Date Listing”), which is shown on Exhibit 1 to Attachment A,

h.	The list of relevant site characteristics (the “Sample Site Characteristics”) on the Sources Data File, which are listed on Exhibit 2 to Attachment A,
i.	The list of relevant ground lease characteristics (the “Sample Ground Lease Characteristics”) on the Sources Data File, which are listed on Exhibit 3 to Attachment A,
j.	The list of relevant tenant lease characteristics (the “Sample Tenant Lease Characteristics”) on the Sources Data File, which are listed on Exhibit 4 to Attachment A,

k.
The list of relevant recalculation characteristics (the “Sample Recalculation Characteristics,” together with the Sample Site Characteristics, Sample Ground Lease Characteristics and Sample Tenant Lease Characteristics, the “Sample Characteristics”) on the Recalculations Data File, which are listed on Exhibit 5 to Attachment A, and

l.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, Barclays Capital Inc. (“Barclays”), on behalf of the Tower Trust, provided us with a list (the “Sample Sites and Sample Tenant Leases Listing”) containing:
a.	25 Sites on the Sources Data File that Barclays, on behalf of the Tower Trust, indicated are the Sites with the highest annualized net cash flow run rate (the “Top 25 NCF Sites”),
b.	75 Sites (not including the Top 25 NCF Sites) on the Sources Data File (the “Additional Sample Sites,” together with the Top 25 NCF Sites, the “Sample Sites”),
c.	Two (2) Tenant Leases for each of the Top 25 NCF Sites (the “Top 25 NCF Sample Tenant Leases”) and
d.	123 Tenant Leases related to the Additional Sample Sites (the “Additional Sample Site Tenant Leases,” together with the Top 25 NCF Sample Tenant Leases, the “Sample Tenant Leases”).

Barclays, on behalf of the Tower Trust, did not inform us as to the basis for how they selected the number of Sample Sites and Sample Tenant Leases described above or the criteria used by Barclays, on behalf of the Tower Trust, to select the Additional Sample Sites and Sample Tenant Leases.

For the purpose of the procedures described in this report:
a.	The 100 Sample Sites identified by Barclays, on behalf of the Tower Trust, are referred to as Sample Numbers S‑1 through S‑100 and
b.	The 173 Sample Tenant Leases identified by Barclays, on behalf of the Tower Trust, are referred to as Sample Numbers T‑1 through T‑173.

The procedures included in Attachment A were limited to comparing, recalculating or observing certain information that is further described in Attachment A.  The Tower Trust is responsible for the Provided Data Files, Sources, Commencement Date Schedule, Additional Commencement Date Listing, Sample Sites and Sample Tenant Leases Listing, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Provided Data Files.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Sources, Commencement Date Schedule, Additional Commencement Date Listing, Sample Sites and Sample Tenant Leases Listing or any other information provided to us by SBA or Barclays, on behalf of the Tower Trust, upon which we relied in forming our findings.  We were not provided with any information on, and we performed no procedures relating to, the Mortgage Loan.  Accordingly, we make no representation and express no opinion as to (a) the existence of the Mortgage Loan, Sites, Ground Leases and Tenant Leases, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by SBA or Barclays, on behalf of the Tower Trust, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not conducted for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Mortgage Loan, Sites, Ground Leases or Tenant Leases that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

13 June 2016

Attachment A Page 1 of 2

Procedures performed and our associated findings

1.
Using information on the Sources Data File, we identified the 25 Sites with the highest annualized net cash flow run rate, as shown on the Sources Data File, and compared this information to the Top 25 NCF Sites provided by Barclays, on behalf of the Tower Trust, and found them to be in agreement.

2.	For each Sample Site, we performed the following procedures:

a.
We compared the Sample Site Characteristics listed on Exhibit 2 to Attachment A, as shown on the Sources Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sources Data File and/or the Sources, subject to the instructions, assumptions and methodologies provided by SBA, on behalf of the Tower Trust, that are stated in the notes to Exhibit 2 to Attachment A.  The Source(s) (or, if applicable, the characteristics on the Sources Data File) that we were instructed by SBA, on behalf of the Tower Trust, to use for the purpose of comparing each Sample Site Characteristic are shown on Exhibit 2 to Attachment A.  All such compared information was in agreement.

b.
For each Sample Site with a transaction name of “Mobilitie - Domestic” (the “Mobilitie Sites”), as shown on the Sources Data File, we observed the existence of a Tenant Lease Source Document indicating the allowance of triple net reimbursements for each Tenant Lease associated with such Sample Site with an SBA lease number (the “Tenant ID”) ending in “01” (each, an “Anchor Tenant”), as shown on the Sources Data File.

3.	For each Ground Lease associated with a Sample Site (the “Sample Ground Leases”), we performed the following procedures:

a.
We compared the Sample Ground Lease Characteristics listed on Exhibit 3 to Attachment A, as shown on the Sources Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sources, subject to the instructions, assumptions and methodologies provided by SBA, on behalf of the Tower Trust, that are stated in the notes to Exhibit 3 to Attachment A.  The Source that we were instructed by SBA, on behalf of the Tower Trust, to use for the purpose of comparing each Sample Ground Lease Characteristic are shown on Exhibit 3 to Attachment A.  Except for the information shown on Exhibits 6 and 7 to Attachment A, all such compared information was in agreement.

b.	For each Sample Ground Lease with a property status of “Owned” or “Perpetual Easement,” as shown on the Sources Data File, we observed the existence of an Owned and Perpetual Easement Source Document.

Attachment A Page 2 of 2

4.
For each Sample Tenant Lease, we compared the Sample Tenant Lease Characteristics listed on Exhibit 4 to Attachment A, as shown on the Sources Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sources Data File and/or the Sources, subject to the instructions, assumptions and methodologies provided by SBA, on behalf of the Tower Trust, that are stated in the notes to Exhibit 4 to Attachment A.  The Source(s) (or, if applicable, the characteristics on the Sources Data File) that we were instructed by SBA, on behalf of the Tower Trust, to use for the purpose of comparing each Sample Tenant Lease Characteristic are shown on Exhibit 4 to Attachment A.  Except for the information shown on Exhibits 6 and 7 to Attachment A, all such compared information was in agreement.

5.
For each Site and Ground Lease on the Sources Data File and Recalculations Data File, we compared the site code (the “Site Code”), as shown on the Sources Data File, to the corresponding Site Code, as shown on the Recalculations Data File, and noted that:

a.	All of the Sites and Ground Leases were included on both the Sources Data File and Recalculations Data File and
b.	No sites or ground leases other than the Sites and Ground Leases were included on the Sources Data File or Recalculations Data File.

6.
For each Tenant Lease on the Sources Data File and Recalculations Data File, we compared the Tenant ID, as shown on the Sources Data File, to the corresponding Tenant ID, as shown on the Recalculations Data File, and noted that:

a.	All of the Tenant Leases were included on both the Sources Data File and Recalculations Data File and
b.	No tenant leases other than the Tenant Leases were included on the Sources Data File or Recalculations Data File.

7.
For the Sample Sites, Sample Ground Leases and Sample Tenant Leases, we compared the Sample Site Characteristics, Sample Ground Lease Characteristics and Sample Tenant Lease Characteristics, as applicable, listed on Exhibits 2, 3 and 4 to Attachment A, respectively, as shown on the Sources Data File, to the corresponding information, as shown on the Recalculations Data File.  All such compared information was in agreement.

8.	Using:
a.	Information on the Recalculations Data File and
b.	Calculation methodologies provided by SBA, on behalf of the Tower Trust, which are stated in the notes to Exhibit 5 to Attachment A, we recalculated the Sample Recalculation Characteristics for each Sample Site, Sample Ground Lease and Sample Tenant Lease, as applicable.  We compared the results of our recalculations to the corresponding information on the Recalculations Data File and found that all such compared information was in agreement.

Exhibit 1 to Attachment A

Additional Commencement Date Listing

Sample Number	Commencement Date
S-29	4/1/2004
S-41	9/27/2004
S-43	11/6/2000
S-59	9/7/2006
S-65	4/13/2011
S-94	11/1/2012
S-97	11/21/2006
S-100	2/4/2012
T-2	1/1/2007
T-4	1/1/2010
T-6	6/1/1996
T-9	10/1/2010
T-33	7/1/2008
T-34	11/1/2006
T-43	5/29/2002
T-46	6/1/2010
T-81	8/28/2014
T-101	11/1/2005
T-154	3/30/1998
T-159	3/1/2011

Exhibit 2 to Attachment A

Sample Site Characteristics

Sample Site Characteristic	Source(s)	Note(s)
Site code	PM Database	i.
Number of tenant leases	PM Database and recalculation	ii.
Site operating expenses	General Ledger and recalculation	iii., iv.
Rent revenue share reimbursement	(1) Recalculation or (2) PM Database and recalculation	v., vi., vii.

Notes:

i.	For identification purposes only.

ii.
For the purpose of comparing the number of tenant leases Sample Site Characteristic for each Sample Site, SBA, on behalf of the Tower Trust, instructed us to recalculate the number of tenant leases by counting the Tenant Leases associated with such Sample Site with a status of “Active,” “Troubled Lease” or “Bankruptcy,” as shown in the PM Database.

iii.	For the purpose of comparing the site operating expenses Sample Site Characteristic for each Sample Site, SBA, on behalf of the Tower Trust, instructed us to ignore the greater of:
a.	A difference in the amount of +/- $50 or less or
b.	A percentage difference of +/- 2.5% or less (as percentage of the Sources Data File Site Operating Expenses (as defined herein)).

iv.	For the purpose of comparing the site operating expenses Sample Site Characteristic for each Sample Site, SBA, on behalf of the Tower Trust, instructed us to:
a.	Recalculate the months active (the “Months Active”) for each Sample Site as the maximum of:
(i)	The minimum of:
(a)	The sum of:
1.	The difference, in months, between the date active, as shown on the Sources Data File, and March 2016, and
2.	One for Sample Sites with a date active on or before the fifteenth day of the applicable month, as shown on the Sources Data File, and zero for all other Sample Sites,
and
(b)	Twelve,
and
(ii)	One,

Exhibit 2 to Attachment A

Notes: (continued)

iv. (continued)

b.	Recalculate the site operating expenses that are shown on the applicable Sources (the “Recalculated Site Operating Expenses”) for each Sample Site as the sum of the:
(i)	Revenue sharing expense, as shown on the General Ledger, multiplied by twelve,
(ii)	Insurance expense, as shown on the General Ledger, multiplied by twelve, and
(iii)	Sum of each annualized:
(a)	Electric expense,
(b)	Telephone expense,
(c)	Property taxes,
(d)	Site maintenance expense and
(e)	Site expense,
all calculated as the product of:
1.	The quotient of the:
A.	Maximum of:
1)	The applicable expense amount, as shown on the General Ledger, and
2)	0,
divided by
B.	Months Active,
and
2.	Twelve,
c.	Recalculate the site operating expenses that are shown on the Sources Data File (the “Sources Data File Site Operating Expenses”) for each Sample Site as the sum of the:
(i)	Revenue sharing expense,
(ii)	Insurance expense,
(iii)	Electric expense,
(iv)	Telephone expense,
(v)	Property taxes,
(vi)	Site maintenance expense and
(vii)	Site expense,
all as shown on the Sources Data File, and
d.
Compare the Recalculated Site Operating Expenses for each Sample Site to the corresponding Sources Data File Site Operating Expenses for each Sample Site and note agreement with the site operating expenses Sample Site Characteristic if the Recalculated Site Operating Expenses equals the Sources Data File Site Operating Expenses.

v.	We were instructed by SBA, on behalf of the Tower Trust, not to compare the rent revenue share reimbursement Sample Site Characteristic for Sample Sites that are not Mobilitie Sites.

Exhibit 2 to Attachment A

Notes: (continued)

vi.
For the purpose of comparing the rent revenue share reimbursement Sample Site Characteristic for each Mobilitie Site, SBA, on behalf of the Tower Trust, instructed us to note agreement if the rent revenue share reimbursement, as shown on the Sources Data File, equals the sum of the:

a.	Ground lease run rate,
b.	Ground lease easement run rate and
c.	Revenue sharing expense,
all as shown on the Sources Data File.

vii.
For the purpose of comparing the rent revenue share reimbursement Sample Site Characteristic for each Mobilitie Site where the rent revenue share reimbursement, as shown on the Sources Data File, exceeds the sum of the:

a.	Ground lease run rate,
b.	Ground lease easement run rate and
c.	Revenue sharing expense,
all as shown on the Sources Data File, SBA, on behalf of the Tower Trust, instructed us to compare the rent revenue share reimbursement, as shown on the Sources Data File, to the annualized most recent Mobilitie ground rent reimbursement amount received for the related Anchor Tenant, as shown in the PM Database.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by SBA, on behalf of the Tower Trust, that are described in the notes above.

Exhibit 3 to Attachment A

Sample Ground Lease Characteristics

Sample Ground Lease Characteristic	Source	Note(s)
Ground lease current rent rate	(1) Ground Lease Source Documents, recalculation and (2) Commencement Date Schedule or Additional Commencement Date Listing, as applicable	i., ii., iii.
Ground lease easement current rent rate	(1) Ground Lease Source Documents, recalculation and (2) Commencement Date Schedule or Additional Commencement Date Listing, as applicable	ii., iv.
Ground lease current pay frequency	Ground Lease Source Documents	v.
Ground lease final term end date	(1) Ground Lease Source Documents, recalculation and (2) Commencement Date Schedule or Additional Commencement Date Listing, as applicable	v., vi.
Ground lease number of remaining renewal terms	(1) Ground Lease Source Documents, recalculation and (2) Commencement Date Schedule or Additional Commencement Date Listing, as applicable	v., vi.
Next escalation amount	Ground Lease Source Documents	v., vii.
Escalation type	Ground Lease Source Documents	v.
Escalation frequency	Ground Lease Source Documents	v.

Notes:

i.
For the purpose of comparing the ground lease current rent rate Sample Ground Lease Characteristic for each Sample Ground Lease, SBA, on behalf of the Tower Trust, instructed us to ignore the greater of:

a.	A difference in the amount of +/- $50 or less or
b.	A percentage difference of +/- 2.5% or less (as percentage of the ground lease current rent rate value, as shown on the Sources Data File).

We were instructed by SBA, on behalf of the Tower Trust, to present any differences relating to this Sample Ground Lease Characteristic which exceed the materiality threshold described in the preceding paragraph of this note i. as the difference between the value we identified on the applicable Source and the corresponding value that is shown on the Sources Data File, expressed as a percentage of the value that is shown on the Sources Data File.

Exhibit 3 to Attachment A

Notes: (continued)

ii.
For the purpose of comparing the ground lease current rent rate and ground lease easement current rent rate Sample Ground Lease Characteristics for each Sample Ground Lease, SBA, on behalf of the Tower Trust, instructed us to recalculate the ground lease current rent rate and ground lease easement current rent rate as of the Cut‑off Date using:

a.	The applicable information and methodologies described in the related Ground Lease Source Documents and
b.	The related Ground Lease commencement date, as shown on the Commencement Date Schedule or Additional Commencement Date Listing, as applicable.

iii.
We were instructed by SBA, on behalf of the Tower Trust, not to compare the ground lease current rent rate Sample Ground Lease Characteristic for any Sample Ground Lease corresponding to a Sample Site with a property status of “Easement,” “Owned,” “Perpetual Easement” or “Prepaid Lease Extension,” as shown on the Sources Data File.

iv.
We were instructed by SBA, on behalf of the Tower Trust, not to compare the ground lease easement current rent rate Sample Ground Lease Characteristic for any Sample Ground Lease corresponding to a Sample Site with a property status of “Ground Lease,” “Owned,” “Perpetual Easement” or “Prepaid Lease Extension,” as shown on the Sources Data File.

v.
We were instructed by SBA, on behalf of the Tower Trust, not to compare the ground lease current pay frequency, ground lease final term end date, ground lease number of remaining renewal terms, next escalation amount, escalation type and escalation frequency Sample Ground Lease Characteristics for any Sample Ground Lease corresponding to a Sample Site with a property status of “Owned,” “Perpetual Easement” or “Prepaid Lease Extension,” as shown on the Sources Data File.

vi.
For the purpose of comparing the ground lease final term end date and ground lease number of remaining renewal terms Sample Ground Lease Characteristics for each Sample Ground Lease, SBA, on behalf of the Tower Trust, instructed us to recalculate the ground lease final term end date and ground lease number of remaining renewal terms as of the Cut‑off Date using:

a.	The applicable information and methodologies described in the related Ground Lease Source Documents and
b.	The related Ground Lease commencement date, as shown on the Commencement Date Schedule or Additional Commencement Date Listing, as applicable.

Exhibit 3 to Attachment A

Notes: (continued)

vii.
For the purpose of comparing the next escalation amount Sample Ground Lease Characteristic for each Sample Ground Lease with an escalation type of “CPI,” as shown on the Sources Data File, SBA, on behalf of the Tower Trust, instructed us to use a next escalation amount of 0.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by SBA, on behalf of the Tower Trust, that are described in the notes above.

Exhibit 4 to Attachment A

Sample Tenant Lease Characteristics

Sample Tenant Lease Characteristic	Source(s)	Note(s)
SBA lease number	PM Database	i.
Common carrier name	Tenant Lease Source Documents
Tenant current rent rate	(1) Tenant Lease Source Documents, recalculation and (2) Commencement Date Schedule or Additional Commencement Date Listing, as applicable	ii., iii.
Tenant current pay frequency	Tenant Lease Source Documents
Tenant current term end date	(1) Tenant Lease Source Documents, recalculation and (2) Commencement Date Schedule or Additional Commencement Date Listing, as applicable	iv.
Tenant number of remaining renewal terms	(1) Tenant Lease Source Documents, recalculation and (2) Commencement Date Schedule or Additional Commencement Date Listing, as applicable	iv.
Tenant final term end date	(1) Tenant Lease Source Documents, recalculation and (2) Commencement Date Schedule or Additional Commencement Date Listing, as applicable	iv.
Next escalation amount	Tenant Lease Source Documents	v.
Next escalation type	Tenant Lease Source Documents
Next escalation frequency	Tenant Lease Source Documents
Colocation rent share	(1) Recalculation or (2) Tenant Lease Source Documents and recalculation	vi., vii., viii., ix.

Notes:

i.	For identification purposes only.

Exhibit 4 to Attachment A

Notes: (continued)

ii.	For the purpose of comparing the tenant current rent rate Sample Tenant Lease Characteristic for each Sample Tenant Lease, SBA, on behalf of the Tower Trust, instructed us to ignore the greater of:
a.	A difference in the amount of +/- $50 or less or
b.	A percentage difference of +/- 2.5% or less (as percentage of the tenant current rent rate value, as shown on the Sources Data File).

We were instructed by SBA, on behalf of the Tower Trust, to present any differences which exceed the materiality thresholds described in the preceding paragraph of this note ii. as the difference between the value we identified on the applicable Source and the corresponding value that is shown on the Sources Data File, expressed as a percentage of the value that is shown on the Sources Data File.

iii.	For the purpose of comparing the tenant current rent rate Sample Tenant Lease Characteristic for each Sample Tenant Lease, SBA, on behalf of the Tower Trust, instructed us to use:
a.	The applicable information and methodologies described in the related Tenant Lease Source Documents,
b.	The related Tenant Lease commencement date, as shown on the Commencement Date Schedule or Additional Commencement Date Listing, as applicable, and
c.	The monthly tenant lease executed run rate, as shown on the Sources Data File, as applicable.

iv.
For the purpose of comparing the tenant current term end date, tenant number of remaining renewal terms and tenant final term end date Sample Tenant Lease Characteristics for each Sample Tenant Lease, SBA, on behalf of the Tower Trust, instructed us to recalculate the tenant current term end date, tenant number of remaining renewal terms and tenant final term end date as of the Cut‑off Date using:

a.	The applicable information and methodologies described in the related Tenant Lease Source Documents and
b.	The related Tenant Lease commencement date, as shown on the Commencement Date Schedule or Additional Commencement Date Listing, as applicable.

v.
For the purpose of comparing the next escalation amount Sample Tenant Lease Characteristic for each Sample Tenant Lease with a next escalation type of “CPI,” as shown on the Sources Data File, SBA, on behalf of the Tower Trust, instructed us to use a next escalation amount of 0.

vi.
For the purpose of comparing the colocation rent share Sample Tenant Lease Characteristic for each Sample Tenant Lease that does not correspond to an Anchor Tenant and that does not correspond to a Mobilitie Site, SBA, on behalf of the Tower Trust, instructed us to use a colocation rent share of 0.

Exhibit 4 to Attachment A

Notes: (continued)

vii.
For the purpose of comparing the colocation rent share Sample Tenant Lease Characteristic for Sample Tenant Leases T‑82, T‑84 and T‑97 (the “Third Party Lease Structure Tenants”), SBA, on behalf of the Tower Trust, instructed us to recalculate the colocation rent share using:

a.	50% of the sum of the all rent increases in the Tenant Lease Source Documents for all Tenant Leases related to such Mobilitie Site that do not correspond to the related Anchor Tenant and
b.	The applicable information and methodologies described in the related Tenant Lease Source Documents.

viii.
For the purpose of comparing the colocation rent share Sample Tenant Lease Characteristic for each Sample Tenant Lease corresponding to the Anchor Tenant of a Mobilitie Site, except for the Third Party Lease Structure Tenants, SBA, on behalf of the Tower Trust, instructed us to recalculate the colocation rent share as 50% of the sum of the tenant annualized run rate revenue (ARRR), as shown on the Sources Data File, for all Tenant Leases related to such Mobilitie Site that do not correspond to the related Anchor Tenant.

ix.
For the purpose of comparing the colocation rent share Sample Tenant Lease Characteristic for each Sample Tenant Lease, SBA, on behalf of the Tower Trust, instructed us to present any differences as the difference between the value we identified on the applicable Source and the corresponding value that is shown on the Sources Data File, expressed as a percentage of the value that is shown on the Sources Data File.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by SBA, on behalf of the Tower Trust, that are described in the notes above.

Exhibit 5 to Attachment A

Sample Recalculation Characteristics

Sample Recalculation Characteristic	Applies to	Note(s)
Site annualized run rate revenue (ARRR)	Sample Sites	i.
Net tower cash flows (TCF)	Sample Sites	ii.
Management fee	Sample Sites	iii.
Maintenance capital expenditure	Sample Sites	iv.
Annualized run rate net cash flow (ARRNCF)	Sample Sites	v.
Ground lease run rate	Sample Ground Leases	vi., vii.
Ground lease easement run rate	Sample Ground Leases	vi., viii.
Ground lease final term months remaining	Sample Ground Leases	vi., ix.
Tenant current term months remaining	Sample Tenant Leases	x.
Tenant final term months remaining	Sample Tenant Leases	xi.
Tenant annualized run rate revenue (ARRR)	Sample Tenant Leases	xii.
Expense reimbursement	Sample Sites	xiii., xiv.

Notes:

i.
For the purpose of comparing the site annualized run rate revenue (ARRR) Sample Recalculation Characteristic for each Sample Site, SBA, on behalf of the Tower Trust, instructed us to recalculate the site annualized run rate revenue (ARRR) as the sum of the tenant annualized run rate revenue (ARRR), as shown on the Recalculations Data File, for each Tenant Lease with a site code, as shown on the Recalculations Data File, equal to the related site code for such Sample Site, as shown on the Recalculations Data File.

Exhibit 5 to Attachment A

Notes: (continued)

ii.
For the purpose of comparing the net tower cash flows (TCF) Sample Recalculation Characteristic for each Sample Site, SBA, on behalf of the Tower Trust, instructed us to recalculate the net tower cash flows (TCF) as the difference between:

a.	The sum of the:
(i)	Site annualized run rate revenue (ARRR),
(ii)	Rent revenue share reimbursement and
(iii)	Expense reimbursement,
all as shown on the Recalculations Data File,
and
b.	The sum of the:
(i)	Ground lease run rate,
(ii)	Ground lease easement run rate,
(iii)	Revenue sharing expense,
(iv)	Insurance expense,
(v)	Electric expense,
(vi)	Telephone expense,
(vii)	Property taxes,
(viii)	Site maintenance expense and
(ix)	Site expense,
all as shown on the Recalculations Data File.

iii.
For the purpose of comparing the management fee Sample Recalculation Characteristic for each Sample Site, SBA, on behalf of the Tower Trust, instructed us to recalculate the management fee as the product of:

a.	The site annualized run rate revenue (ARRR), as shown on the Recalculations Data File,
and
b.	4.5%.

iv.	For the purpose of comparing the maintenance capital expenditure Sample Recalculation Characteristic for each Sample Site, SBA, on behalf of the Tower Trust, instructed us to use:
a.	0 for Sample Sites that are Mobilitie Sites and
b.	700 for Sample Sites that are not Mobilitie Sites.

Exhibit 5 to Attachment A

Notes: (continued)

v.
For the purpose of comparing the annualized run rate net cash flow (ARRNCF) Sample Recalculation Characteristic for each Sample Site, SBA, on behalf of the Tower Trust, instructed us to recalculate the annualized run rate net cash flow (ARRNCF) as the difference between:

a.	The net tower cash flows (TCF)
and
b.	The sum of the:
(i)	Management fee
and
(ii)	Maintenance capital expenditure,
all as shown on the Recalculations Data File.

vi.
We were instructed by SBA, on behalf of the Tower Trust, not to compare the ground lease run rate, ground lease easement run rate and ground lease final term months remaining Sample Recalculation Characteristics for any Sample Ground Lease corresponding to a Sample Site with a property status of “Owned,” “Perpetual Easement” or “Prepaid Lease Extension,” as shown on the Recalculations Data File.

vii.
For the purpose of comparing the ground lease run rate Sample Recalculation Characteristic for each Sample Ground Lease, except for the Sample Ground Leases corresponding to the Sample Sites described in note vi. above, SBA, on behalf of the Tower Trust, instructed us to:

a.	Use 0 for the ground lease run rate for each Sample Ground Lease corresponding to a Sample Site with:
(i)	A property status of “Easement,” as shown on the Recalculations Data File, or
(ii)	A ground lease current pay frequency equal to “Term” and a ground lease current term end date that occurs after August 2023, both as shown on the Recalculations Data File, and
b.
Recalculate the ground lease run rate for all other Sample Ground Leases by annualizing the ground lease current rent rate using the corresponding ground lease current pay frequency, both as shown on the Recalculations Data File.

Exhibit 5 to Attachment A

Notes: (continued)

viii.
For the purpose of comparing the ground lease easement run rate Sample Recalculation Characteristic for each Sample Ground Lease, except for the Sample Ground Leases corresponding to the Sample Sites described in note vi. above, SBA, on behalf of the Tower Trust, instructed us to:

a.	Use 0 for the ground lease easement run rate for each Sample Ground Lease corresponding to a Sample Site with:
(i)	A property status of “Ground Lease,” as shown on the Recalculations Data File, or
(ii)	A ground lease current pay frequency equal to “Term” and a ground lease current term end date that occurs after August 2023, both as shown on the Recalculations Data File, and
b.
Recalculate the ground lease easement run rate for all other Sample Ground Leases by annualizing the ground lease easement current rent rate using the corresponding ground lease current pay frequency, both as shown on the Recalculations Data File.

ix.	For the purpose of comparing the ground lease final term months remaining Sample Recalculation Characteristic for each Sample Ground Lease, SBA, on behalf of the Tower Trust, instructed us to:
a.
Use 1 for the ground lease final term months remaining for each Sample Ground Lease corresponding to a Sample Site with a blank ground lease final term end date, as shown on the Recalculations Data File, and

b.	Recalculate the ground lease final term months remaining as the maximum of:
(i)	The quotient of:
(a)	The difference in days, calculated based on twelve 30 day months, between the ground lease final term end date, as shown on the Recalculations Data File, and the Cut‑off Date, divided by
(b)	30
and
(ii)	0.

x.	For the purpose of comparing the tenant current term months remaining Sample Recalculation Characteristic for each Sample Tenant Lease, SBA, on behalf of the Tower Trust, instructed us to:
a.	Use 1 for the tenant current term months remaining for each Sample Tenant Lease corresponding to a Sample Site with a blank tenant current term end date, as shown on the Recalculations Data File, and
b.	Recalculate the tenant current term months remaining as the maximum of:
(i)	The quotient of:
(a)	The difference in days between the tenant current term end date, as shown on the Recalculations Data File, and the Cut‑off Date, divided by
(b)	30
and
(ii)	0.

Exhibit 5 to Attachment A

Notes: (continued)

xi.	For the purpose of comparing the tenant final term months remaining Sample Recalculation Characteristic for each Sample Tenant Lease, SBA, on behalf of the Tower Trust, instructed us to:
a.	Use 1 for the tenant final term months remaining for each Sample Tenant Lease corresponding to a Sample Site with a blank tenant final term end date, as shown on the Recalculations Data File, and
b.	Recalculate the tenant final term months remaining as the maximum of:
(i)	The quotient of:
(a)	The difference in days between the tenant final term end date, as shown on the Recalculations Data File, and the Cut‑off Date, divided by
(b)	30
and
(ii)	0.

xii.
For the purpose of comparing the tenant annualized run rate revenue (ARRR) Sample Recalculation Characteristic for each Sample Tenant Lease with a lease status of “Active,” as shown on the Recalculations Data File, SBA, on behalf of the Tower Trust, instructed us to recalculate the tenant annualized run rate revenue (ARRR) as the sum of the:

a.	Tenant current rent rate annualized based on the tenant current pay frequency,
b.	Colocation rent share, if the colocation rent share is greater than 0, and
c.	Tenant lease executed run rate,
all as shown on the Recalculations Data File.

xiii.
For the purpose of comparing the expense reimbursement Sample Recalculation Characteristic for each Mobilitie Site, SBA, on behalf of the Tower Trust, instructed us to recalculate the expense reimbursement as the sum of the:

a.	Insurance expense,
b.	Electric expense,
c.	Telephone expense,
d.	Property taxes,
e.	Site maintenance expense and
f.	Site expense,
all as shown on the Recalculations Data File.

xiv.
For the purpose of comparing the expense reimbursement Sample Recalculation Characteristic for each Mobilitie Site, SBA, on behalf of the Tower Trust, instructed us to ignore differences of +/- $1 or less.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by SBA, on behalf of the Tower Trust, that are described in the notes above.

Exhibit 6 to Attachment A

Sample Characteristic Differences

Sample Number	Sample Characteristic	Sources Data File Value	Source Value
S-9	Ground lease current pay frequency	0	Annual

S-14	Ground lease current pay frequency	Monthly	None

S-18	Ground lease current pay frequency	Monthly	Term

S-26	Ground lease current pay frequency	Monthly	None

S-30	Ground lease current pay frequency	Term	None

S-40	Ground lease number of remaining renewal terms	8	7

S-43	Next escalation amount	15%	20%

S-51	Ground lease current pay frequency	Term	None

S-56	Ground lease current pay frequency	Monthly	None

S-60	Ground lease current pay frequency	Monthly	None

S-61	Ground lease current pay frequency	Monthly	None

S-65	Ground lease current pay frequency	0	Monthly
	Next escalation amount	0	5%
	Escalation type	0	Fixed %
	Escalation frequency	0	5

S-71	Ground lease current pay frequency	Monthly	None

S-96	Next escalation amount	$100.50	10%
	Escalation type	Fixed $	Fixed %

T-6	Next escalation frequency	4	0

T-12	Next escalation frequency	1	<Unable to determine>

T-21	Next escalation frequency	1	<Unable to determine>

1

Exhibit 6 to Attachment A

Sample Number	Sample Characteristic	Sources Data File Value	Source Value

T-120	Tenant current term end date	5/20/2016	5/20/2019
	Tenant number of remaining renewal terms	2	1

T-121	Next escalation amount	4%	0
	Next escalation type	Fixed %	CPI

T-151	Next escalation frequency	1	0

Exhibit 7 to Attachment A

Sample Characteristic Percentage Differences

Sample Number	Sample Characteristic	Percentage Difference
S-27	Ground lease current rent rate	15.00%

S-40	Ground lease current rent rate	-13.04%

S-81	Ground lease current rent rate	*

T-12	Tenant current rent rate	*

T-21	Tenant current rent rate	*

T-46	Tenant current rent rate	9.35%

T-97	Colocation rent share	16.67%

*
Percentage difference could not be determined based on (i) the value we recalculated or identified on the applicable Source(s) or (ii) the value that is shown on the Sources Data File or Recalculations Data File (as applicable).